FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES
15.	FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES

The majority of NAT and its subsidiaries’ transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect on the value of the Company’s cash flows.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value for those assets that are recorded on the Balance Sheet at fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other financial assets.

-	The carrying value of cash and cash equivalents and marketable securities, is a reasonable estimate of fair value.
-	The estimated fair value for the long-term debt is considered to be equal to the carrying values since it bears spreads and variable interest rates which approximate market rates.

The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2018 and 2017, are as follows:

All figures in USD ‘000	Fair Value Hierarchy Level	2018 Fair Value	2018 Carrying Value	2017 Fair Value	2017 Carrying Value
Recurring:
Cash and Cash Equivalents	1	49,327	49,327	58,359	58,359
Credit Facility***	2	(313,400)	(313,400)	(391,641)	(391,641)
Investment in Associate	1	-	-	11,992	12,164
Investment Securities	1	4,197	4,197	-	-
Vessel financing Newbuildings***	2	(127,140)	(127,140)	-	-

Non-recurring:
Vessels* (note 3)	2	-	-	100,000	100,000
Goodwill**	3	-	-	0	0

*Vessels measured at fair value were includes as part of the Vessels balance of $935.8 million in our consolidated balance sheet as of December 31, 2017
**Goodwill was written down to zero as of December 31, 2017. The most important assumptions and estimates applied by us in the goodwill impairment assessment included estimated future cash flows from our vessel operations, which is mainly driven by estimated daily time charter equivalents (TCE), operating expenses and the discount rate. The estimated future cash flows for revenues and operating expenses applied in the goodwill impairment model were aligned with the cash flows applied in the vessel impairment model.
*** The Credit Facility and Vessel financing Newbuildings carry a floating LIBOR interest rate, plus a margin and the fair value is assumed to equal the carrying value.